OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Employees and payroll accruals	$ 5,185	$ 5,993
Government authorities	840	839
Provision for warranty	341	407
Accrued expenses	1,476	1,629
Related party	53	53
Others	33	51
Other Accounts Payable and Accrued Liabilities	$ 7,928	$ 8,972